Quarterly Holdings Report
for
Fidelity® Series Blue Chip Growth Fund
April 30, 2024
XS1-NPRT3-0624
1.967990.110
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 17.1%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd. (a)	1,227,200	5,192,363
Entertainment - 2.7%
Netflix, Inc. (a)	358,424	197,362,591
Roblox Corp. (a)	327,300	11,638,788
Sea Ltd. ADR (a)	456,675	28,857,293
Sphere Entertainment Co. (a)(b)	55,000	2,137,300
Spotify Technology SA (a)	14,000	3,926,160
Take-Two Interactive Software, Inc. (a)	23,100	3,298,911
The Walt Disney Co.	59,800	6,643,780
TKO Group Holdings, Inc.	48,200	4,563,094
Universal Music Group NV	317,839	9,395,779
		267,823,696
Interactive Media & Services - 14.1%
Alphabet, Inc. Class A	4,075,060	663,338,267
Epic Games, Inc. (a)(c)(d)	1,076	645,600
Meta Platforms, Inc. Class A	1,245,710	535,867,071
Reddit, Inc. Class B (l)	134,285	5,967,625
Snap, Inc. Class A (a)	14,774,300	222,353,215
		1,428,171,778
Media - 0.0%
The Trade Desk, Inc. (a)	38,300	3,173,155
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	38,300	6,287,711
Vodafone Idea Ltd. (l)	38,583,699	6,053,563
Vodafone Idea Ltd. (l)	38,583,699	6,053,563
Vodafone Idea Ltd. (a)	3,913,126	614,915
		19,009,752
TOTAL COMMUNICATION SERVICES		1,723,370,744
CONSUMER DISCRETIONARY - 20.4%
Automobiles - 1.0%
General Motors Co.	32,600	1,451,678
Neutron Holdings, Inc. (a)(c)(d)	691,699	20,474
Rad Power Bikes, Inc. (a)(c)(d)	110,210	51,799
Rad Power Bikes, Inc. warrants 10/6/33 (a)(c)(d)	74,246	187,100
Rivian Automotive, Inc. (a)(b)	1,367,795	12,173,376
Tesla, Inc. (a)	463,005	84,859,556
		98,743,983
Broadline Retail - 8.8%
Amazon.com, Inc. (a)	4,794,400	839,020,000
Dollarama, Inc.	34,100	2,844,618
Lenskart Solutions Pvt Ltd. (c)(d)	185,209	5,104,010
Ollie's Bargain Outlet Holdings, Inc. (a)	121,900	8,915,766
PDD Holdings, Inc. ADR (a)	244,800	30,644,064
		886,528,458
Diversified Consumer Services - 0.1%
Duolingo, Inc. (a)	12,900	2,912,175
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	85,322	6,578,326
		9,490,501
Hotels, Restaurants & Leisure - 2.6%
Airbnb, Inc. Class A (a)	398,500	63,190,145
Caesars Entertainment, Inc. (a)	366,947	13,144,042
Cava Group, Inc.	31,000	2,230,140
Chipotle Mexican Grill, Inc. (a)	14,642	46,262,863
Deliveroo PLC Class A (a)(e)	24,700	41,296
Doordash, Inc. (a)	47,700	6,165,702
Draftkings Holdings, Inc. (a)	270,200	11,229,512
Flutter Entertainment PLC (a)	38,900	7,254,669
Hilton Worldwide Holdings, Inc.	6,600	1,302,048
Light & Wonder, Inc. Class A (a)	54,300	4,846,818
Marriott International, Inc. Class A	71,800	16,954,134
McDonald's Corp.	37,100	10,129,784
Penn Entertainment, Inc. (a)	609,243	10,076,879
Restaurant Brands International, Inc.	80,900	6,137,505
Royal Caribbean Cruises Ltd. (a)	16,600	2,317,858
Starbucks Corp.	325,600	28,812,344
Sweetgreen, Inc. Class A (a)	1,119,181	25,147,997
Yum! Brands, Inc.	20,400	2,881,500
Zomato Ltd. (a)	1,173,800	2,708,275
		260,833,511
Household Durables - 0.2%
D.R. Horton, Inc.	38,500	5,485,865
Garmin Ltd.	25,300	3,655,091
SharkNinja, Inc.	161,100	10,355,508
TopBuild Corp. (a)	10,700	4,329,969
		23,826,433
Specialty Retail - 3.7%
Abercrombie & Fitch Co. Class A (a)	345,925	42,036,806
American Eagle Outfitters, Inc.	1,712,586	41,547,336
Aritzia, Inc. (a)	285,800	7,399,057
Beyond, Inc. (a)(b)	140,100	2,820,213
Dick's Sporting Goods, Inc.	134,200	26,966,148
Fanatics, Inc. Class A (a)(c)(d)	159,285	11,006,594
Five Below, Inc. (a)	129,184	18,904,787
Floor & Decor Holdings, Inc. Class A (a)	4,200	463,386
Foot Locker, Inc. (b)	105,400	2,197,590
Gap, Inc.	182,200	3,738,744
Lowe's Companies, Inc.	410,806	93,659,660
RH (a)	176,404	43,580,608
The Home Depot, Inc.	6,900	2,306,118
TJX Companies, Inc.	495,100	46,583,959
Warby Parker, Inc. (a)	816,879	9,590,159
Wayfair LLC Class A (a)	280,720	14,078,108
Williams-Sonoma, Inc.	18,100	5,190,718
		372,069,991
Textiles, Apparel & Luxury Goods - 4.0%
adidas AG	28,000	6,765,194
Compagnie Financiere Richemont SA Series A	39,340	5,437,851
Crocs, Inc. (a)	170,084	21,153,347
Deckers Outdoor Corp. (a)	96,016	78,586,216
Hermes International SCA	3,601	8,650,564
lululemon athletica, Inc. (a)	464,574	167,525,384
LVMH Moet Hennessy Louis Vuitton SE	25,461	20,914,591
NIKE, Inc. Class B	553,613	51,076,335
On Holding AG (a)	288,600	9,163,050
Prada SpA	168,100	1,370,908
PVH Corp.	269,900	29,365,120
Ralph Lauren Corp.	18,400	3,010,976
Tapestry, Inc.	77,800	3,105,776
Tory Burch LLC (a)(c)(d)(f)	106,817	4,333,566
		410,458,878
TOTAL CONSUMER DISCRETIONARY		2,061,951,755
CONSUMER STAPLES - 2.0%
Beverages - 0.5%
Celsius Holdings, Inc. (a)	575,145	40,990,584
Constellation Brands, Inc. Class A (sub. vtg.)	7,500	1,900,950
PepsiCo, Inc.	47,400	8,338,134
		51,229,668
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.	6,100	4,409,690
Dollar Tree, Inc. (a)	62,300	7,366,975
Maplebear, Inc. (NASDAQ)	45,265	1,544,894
Target Corp.	126,800	20,412,264
Walmart, Inc.	514,700	30,547,445
		64,281,268
Food Products - 0.2%
Lamb Weston Holdings, Inc.	128,300	10,692,522
Patanjali Foods Ltd.	203,300	3,670,478
The Hershey Co.	19,900	3,859,008
The Real Good Food Co., Inc. (a)(b)	49,300	13,952
Tyson Foods, Inc. Class A	67,900	4,118,135
		22,354,095
Household Products - 0.3%
Procter & Gamble Co.	187,100	30,534,720
The Clorox Co.	10,900	1,611,783
		32,146,503
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	95,300	13,981,463
Kenvue, Inc.	303,000	5,702,460
Oddity Tech Ltd.	63,724	2,073,579
		21,757,502
Tobacco - 0.1%
JUUL Labs, Inc.:
Class A (a)(c)(d)(g)	4,827,462	5,165,384
Class B (a)(c)(d)	2,450	2,622
Philip Morris International, Inc.	61,300	5,819,822
		10,987,828
TOTAL CONSUMER STAPLES		202,756,864
ENERGY - 1.5%
Energy Equipment & Services - 0.0%
Secure Energy Services, Inc.	319,400	2,705,266
Oil, Gas & Consumable Fuels - 1.5%
Cameco Corp.	243,400	11,105,186
Cheniere Energy, Inc.	21,700	3,424,694
Diamondback Energy, Inc.	161,000	32,381,930
EOG Resources, Inc.	213,500	28,209,755
Exxon Mobil Corp.	188,400	22,282,068
Marathon Petroleum Corp.	10,200	1,853,544
Occidental Petroleum Corp.	282,300	18,671,322
Phillips 66 Co.	12,900	1,847,409
Reliance Industries Ltd.	607,249	21,310,966
Reliance Industries Ltd. GDR (e)	24,800	1,753,360
Valero Energy Corp.	12,200	1,950,414
		144,790,648
TOTAL ENERGY		147,495,914
FINANCIALS - 2.9%
Banks - 0.1%
Citigroup, Inc.	191,600	11,750,828
Capital Markets - 0.6%
Blue Owl Capital, Inc. Class A	182,600	3,449,314
Coinbase Global, Inc. (a)	163,500	33,342,555
CVC Capital Partners PLC	159,700	2,897,341
Goldman Sachs Group, Inc.	26,600	11,350,486
KKR & Co. LP	36,400	3,387,748
Morgan Stanley	94,700	8,602,548
		63,029,992
Consumer Finance - 0.4%
American Express Co.	149,200	34,917,276
Financial Services - 1.6%
Ant International Co. Ltd. Class C (a)(c)(d)	784,278	1,388,172
Apollo Global Management, Inc.	32,300	3,500,674
Berkshire Hathaway, Inc. Class B (a)	7,300	2,896,129
Block, Inc. Class A (a)	392,500	28,652,500
Jio Financial Services Ltd.	726,649	3,271,278
MasterCard, Inc. Class A	223,900	101,023,680
Visa, Inc. Class A	88,500	23,771,985
		164,504,418
Insurance - 0.2%
Progressive Corp.	97,600	20,325,200
TOTAL FINANCIALS		294,527,714
HEALTH CARE - 8.4%
Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc. (a)	30,481	4,387,740
Apogee Therapeutics, Inc.	51,300	2,580,390
Arcellx, Inc. (a)	15,400	770,308
Ascendis Pharma A/S sponsored ADR (a)	138,396	19,159,542
Cibus, Inc. (a)	32,171	548,516
Janux Therapeutics, Inc. (a)	21,800	1,242,600
Legend Biotech Corp. ADR (a)	81,700	3,573,558
Moderna, Inc. (a)	61,600	6,795,096
Moonlake Immunotherapeutics (a)(b)	81,300	3,325,983
Regeneron Pharmaceuticals, Inc. (a)	74,300	66,176,038
Viking Therapeutics, Inc. (a)	124,500	9,907,710
		118,467,481
Health Care Equipment & Supplies - 1.3%
Blink Health LLC Series A1 (a)(c)(d)	6,283	258,860
Boston Scientific Corp. (a)	665,000	47,793,550
DexCom, Inc. (a)	350,860	44,696,055
Glaukos Corp. (a)	33,700	3,235,200
Inspire Medical Systems, Inc. (a)	41,000	9,908,060
Intuitive Surgical, Inc. (a)	19,200	7,115,904
Masimo Corp. (a)	22,300	2,997,343
Stryker Corp.	47,800	16,084,700
TransMedics Group, Inc. (a)	18,800	1,769,644
		133,859,316
Health Care Providers & Services - 1.5%
McKesson Corp.	3,800	2,041,398
Surgery Partners, Inc. (a)	44,900	1,120,255
UnitedHealth Group, Inc.	308,400	149,173,080
		152,334,733
Health Care Technology - 0.0%
MultiPlan Corp. warrants (a)(c)	24,206	0
Life Sciences Tools & Services - 0.4%
Danaher Corp.	111,100	27,399,482
Thermo Fisher Scientific, Inc.	19,000	10,805,680
		38,205,162
Pharmaceuticals - 4.0%
Eli Lilly & Co.	357,579	279,304,957
Galderma Group AG	34,400	2,563,394
GSK PLC sponsored ADR	87,100	3,609,424
Merck & Co., Inc.	119,100	15,390,102
Novo Nordisk A/S:
Series B	57,400	7,361,109
Series B sponsored ADR	352,000	45,165,120
UCB SA	15,200	2,020,380
Zoetis, Inc. Class A	288,579	45,953,320
		401,367,806
TOTAL HEALTH CARE		844,234,498
INDUSTRIALS - 4.6%
Aerospace & Defense - 1.1%
General Electric Co.	114,300	18,496,026
Howmet Aerospace, Inc.	163,900	10,940,325
L3Harris Technologies, Inc.	26,700	5,715,135
Loar Holdings, Inc.	10,100	528,432
Northrop Grumman Corp.	9,600	4,656,288
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	227,030	22,021,910
Class C (a)(c)(d)	6,860	665,420
Spirit AeroSystems Holdings, Inc. Class A (a)	110,900	3,548,800
The Boeing Co. (a)	224,700	37,713,648
TransDigm Group, Inc.	5,400	6,739,362
		111,025,346
Air Freight & Logistics - 0.1%
FedEx Corp.	36,500	9,554,970
Building Products - 0.1%
Builders FirstSource, Inc. (a)	20,700	3,784,374
The AZEK Co., Inc. (a)	38,700	1,766,268
Trane Technologies PLC	3,200	1,015,488
		6,566,130
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	381,800	6,662,410
Construction & Engineering - 0.1%
Comfort Systems U.S.A., Inc.	9,500	2,939,395
EMCOR Group, Inc.	17,200	6,143,324
Larsen & Toubro Ltd.	82,900	3,562,519
Sterling Construction Co., Inc. (a)	10,100	1,026,160
		13,671,398
Electrical Equipment - 0.3%
Acuity Brands, Inc.	16,600	4,121,780
Eaton Corp. PLC	56,000	17,822,560
GE Vernova LLC	41,600	6,394,336
Nextracker, Inc. Class A (a)	34,600	1,480,534
		29,819,210
Ground Transportation - 2.5%
Bird Global, Inc.:
Stage 1 rights (a)(d)	549	0
Stage 2 rights (a)(d)	549	0
Stage 3 rights (a)(d)	549	0
Lyft, Inc. (a)	4,066,489	63,599,888
Norfolk Southern Corp.	6,000	1,381,920
Uber Technologies, Inc. (a)	2,821,275	186,965,894
		251,947,702
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	84,900	4,250,943
Trading Companies & Distributors - 0.3%
Ferguson PLC	25,400	5,331,460
FTAI Aviation Ltd.	330,600	23,211,426
Watsco, Inc.	5,800	2,596,776
		31,139,662
TOTAL INDUSTRIALS		464,637,771
INFORMATION TECHNOLOGY - 41.2%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	21,600	5,541,696
Ciena Corp. (a)	129,200	5,972,916
		11,514,612
Electronic Equipment, Instruments & Components - 0.0%
Corning, Inc.	32,200	1,074,836
IT Services - 0.7%
MongoDB, Inc. Class A (a)	37,880	13,833,018
Okta, Inc. (a)	329,600	30,646,208
Shopify, Inc. Class A (a)	148,200	10,404,627
Snowflake, Inc. (a)	67,800	10,522,560
		65,406,413
Semiconductors & Semiconductor Equipment - 21.4%
Advanced Micro Devices, Inc. (a)	219,019	34,688,229
Applied Materials, Inc.	23,100	4,588,815
ASML Holding NV (depository receipt)	21,300	18,583,611
Astera Labs, Inc.	77,000	6,526,520
Broadcom, Inc.	19,600	25,485,292
Enphase Energy, Inc. (a)	20,200	2,196,952
First Solar, Inc. (a)	20,400	3,596,520
GlobalFoundries, Inc. (a)	926,960	45,309,805
Impinj, Inc. (a)	49,400	7,873,372
Lam Research Corp.	8,700	7,781,367
Marvell Technology, Inc.	5,397,895	355,775,259
Micron Technology, Inc.	252,500	28,522,400
Monolithic Power Systems, Inc.	36,500	24,430,545
NVIDIA Corp.	1,481,596	1,280,128,577
NXP Semiconductors NV	692,035	177,292,447
ON Semiconductor Corp. (a)	764,100	53,609,256
Synaptics, Inc. (a)	11,200	1,007,552
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	459,900	63,162,666
Teradyne, Inc.	198,100	23,042,992
Xsight Labs Ltd. warrants 1/11/34 (a)(c)(d)	15,421	28,375
		2,163,630,552
Software - 11.7%
Adobe, Inc. (a)	19,600	9,071,468
AppLovin Corp. (a)	67,000	4,728,190
Atom Tickets LLC (a)(c)(d)(f)	344,068	3
Bill Holdings, Inc. (a)	134,600	8,393,656
Cadence Design Systems, Inc. (a)	3,400	937,142
CoreWeave, Inc. (c)(d)	26,920	10,504,453
Datadog, Inc. Class A (a)	108,700	13,641,850
HubSpot, Inc. (a)	54,892	33,202,524
Intuit, Inc.	47,900	29,967,198
Microsoft Corp.	2,379,200	926,293,936
Oracle Corp.	85,800	9,759,750
Palantir Technologies, Inc. (a)	137,600	3,023,072
PTC, Inc. (a)	5,400	958,176
Rubrik, Inc.	26,400	845,328
Salesforce, Inc.	320,770	86,267,884
ServiceNow, Inc. (a)	37,323	25,877,156
Stripe, Inc. Class B (a)(c)(d)	19,900	517,400
Synopsys, Inc. (a)	12,800	6,791,552
Tanium, Inc. Class B (a)(c)(d)	151,000	1,253,300
Zoom Video Communications, Inc. Class A (a)	143,400	8,761,740
		1,180,795,778
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	4,167,436	709,839,374
Dell Technologies, Inc.	152,800	19,044,992
Western Digital Corp. (a)	136,900	9,696,627
		738,580,993
TOTAL INFORMATION TECHNOLOGY		4,161,003,184
MATERIALS - 0.3%
Chemicals - 0.1%
Linde PLC	12,900	5,688,384
Sherwin-Williams Co.	9,700	2,906,217
		8,594,601
Construction Materials - 0.1%
CRH PLC	38,400	2,972,928
Grasim Industries Ltd.	100,100	2,885,377
		5,858,305
Metals & Mining - 0.1%
ATI, Inc. (a)	122,000	7,283,400
Carpenter Technology Corp.	94,800	8,124,360
		15,407,760
TOTAL MATERIALS		29,860,666
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc.	136,200	12,977,136
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class C (a)	158,700	6,755,859
TOTAL REAL ESTATE		19,732,995
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	23,000	1,744,320
TOTAL COMMON STOCKS (Cost $4,470,114,367)		9,951,316,425

Preferred Stocks - 1.1%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	37,119	8,554,816

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	14,368	6,753
Series C(a)(c)(d)	56,537	44,664
		51,417
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(c)(d)(f)	32,826	4,075,775

TOTAL CONSUMER DISCRETIONARY		4,127,192

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc. Series G (a)(c)(d)	19,600	727,160

Food Products - 0.0%
AgBiome LLC Series C (a)(c)(d)	266,499	3

Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(c)(d)	660,029	706,231
Series D(a)(c)(d)	5,110	5,468
		711,699
TOTAL CONSUMER STAPLES		1,438,862

FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	65,000	824,200

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc.:
Series B(a)(c)(d)	1,069	209,791
Series D2(a)(c)(d)	642	120,157
		329,948
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (a)(c)(d)	27,197	1,120,516

TOTAL HEALTH CARE		1,450,464

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.7%
Space Exploration Technologies Corp.:
Series G(a)(c)(d)	43,447	42,143,590
Series H(a)(c)(d)	6,348	6,157,560
Series J(c)(d)	5,376	5,214,720
Series N(a)(c)(d)	12,799	12,415,030
		65,930,900
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(d)	12,033	1,335,543

TOTAL INDUSTRIALS		67,266,443

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. Series E (a)(c)(d)	1,441,706	1,138,948

Semiconductors & Semiconductor Equipment - 0.1%
Retym, Inc. Series C (c)(d)	168,905	1,369,820
Xsight Labs Ltd.:
Series D(a)(c)(d)	140,500	720,765
Series D1(c)(d)	51,402	379,861
		2,470,446
Software - 0.1%
Bolt Technology OU Series E (a)(c)(d)	18,160	2,230,097
Databricks, Inc.:
Series G(a)(c)(d)	51,900	4,080,897
Series I(c)(d)	1,191	93,648
Dataminr, Inc. Series D (a)(c)(d)	115,901	1,300,409
Moloco, Inc. Series A (c)(d)	19,537	871,741
Stripe, Inc.:
Series H(a)(c)(d)	8,700	226,200
Series I(a)(c)(d)	135,124	3,513,224
		12,316,216
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(c)(d)	77,697	1,654,946
Series C2(c)(d)	12,204	308,883
		1,963,829
TOTAL INFORMATION TECHNOLOGY		17,889,439

MATERIALS - 0.0%
Metals & Mining - 0.0%
Diamond Foundry, Inc. Series C (a)(c)(d)	125,000	2,790,000

TOTAL CONVERTIBLE PREFERRED STOCKS		104,341,416
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	12,405,800	367,212
Waymo LLC Series A2 (a)(c)(d)	15,200	926,744
		1,293,956
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series A4 (a)(c)(d)	9,636	1,963,046

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,257,002
TOTAL PREFERRED STOCKS (Cost $61,059,338)		107,598,418

Corporate Bonds - 0.0%
	Principal Amount (h)	Value ($)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(c)(d)	433,800	527,804
4% 6/12/27(c)(d)	115,200	140,164
		667,968
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (c)(d)	1,081,153	1,082,558

TOTAL CORPORATE BONDS (Cost $1,630,153)		1,750,526

Preferred Securities - 0.0%
	Principal Amount (h)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (c)(d)	74,246	137,682
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (c)(d)(i)	74,970	79,138
TOTAL PREFERRED SECURITIES (Cost $149,216)		216,820

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j)	25,620,413	25,625,538
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	6,751,664	6,752,339
TOTAL MONEY MARKET FUNDS (Cost $32,377,877)		32,377,877

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,565,330,951)	10,093,260,066
NET OTHER ASSETS (LIABILITIES) - 0.0%	4,216,653
NET ASSETS - 100.0%	10,097,476,719

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $172,720,806 or 1.7% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,794,656 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $18,074,751 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgBiome LLC Series C	6/29/18	1,687,925

Akeana Series C	1/23/24	829,452

Ant International Co. Ltd. Class C	5/16/18	2,989,179

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	1,081,153

Atom Tickets LLC	8/15/17	1,999,998

Beta Technologies, Inc. Series A	4/09/21	881,658

Blink Health LLC Series A1	12/30/20	170,206

Blink Health LLC Series C	11/07/19 - 1/21/21	1,038,273

Bolt Technology OU Series E	1/03/22	4,717,904

ByteDance Ltd. Series E1	11/18/20	4,067,284

Castle Creek Biosciences, Inc. Series A4	9/29/16	3,185,523

Castle Creek Biosciences, Inc. Series B	10/09/18	440,268

Castle Creek Biosciences, Inc. Series D2	6/28/21	110,200

CoreWeave, Inc.	11/29/23	8,341,431

Databricks, Inc. Series G	2/01/21	3,068,465

Databricks, Inc. Series I	9/14/23	87,539

Dataminr, Inc. Series D	3/06/15	1,477,738

Diamond Foundry, Inc. Series C	3/15/21	3,000,000

Enevate Corp. Series E	1/29/21	1,598,398

Enevate Corp. 6%	11/02/23	74,970

Epic Games, Inc.	7/30/20	618,700

Fanatics, Inc. Class A	8/13/20	2,754,038

GoBrands, Inc. Series G	3/02/21	4,894,459

JUUL Labs, Inc. Class A	2/23/24	5,152,785

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15 - 7/06/18	0

JUUL Labs, Inc. Series D	6/25/18 - 7/06/18	0

Lenskart Solutions Pvt Ltd.	4/30/24	5,104,010

Lightmatter, Inc. Series C	5/19/23	1,278,644

Lightmatter, Inc. Series C2	12/18/23	317,326

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	4,548,740

Moloco, Inc. Series A	6/26/23	1,172,220

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	6,918

Neutron Holdings, Inc. Series 1C	7/03/18	2,268,276

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	433,800

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	115,200

Rad Power Bikes, Inc.	1/21/21	531,635

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	69,309

Rad Power Bikes, Inc. Series C	1/21/21	272,725

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	74,246

Retym, Inc. Series C	5/17/23 - 6/20/23	1,314,384

Space Exploration Technologies Corp. Class A	4/06/17 - 9/11/17	2,534,625

Space Exploration Technologies Corp. Class C	9/11/17	92,610

Space Exploration Technologies Corp. Series G	1/20/15 - 9/07/23	3,949,239

Space Exploration Technologies Corp. Series H	8/04/17	856,980

Space Exploration Technologies Corp. Series J	9/07/23	4,354,560

Space Exploration Technologies Corp. Series N	8/04/20	3,455,730

Stripe, Inc. Class B	5/18/21	798,555

Stripe, Inc. Series H	3/15/21	349,088

Stripe, Inc. Series I	3/20/23 - 5/12/23	2,720,605

Tanium, Inc. Class B	4/21/17	749,609

Tory Burch LLC	5/14/15	7,600,030

Waymo LLC Series A2	5/08/20	1,305,181

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	1,123,438

Xsight Labs Ltd. Series D1	1/11/24	411,010

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,676,177	693,281,175	673,331,598	1,316,635	(216)	-	25,625,538	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	97,203,814	649,555,763	740,007,238	146,116	-	-	6,752,339	0.0%
Total	102,879,991	1,342,836,938	1,413,338,836	1,462,751	(216)	-	32,377,877

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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